Cover	Apr. 16, 2023
Cover [Abstract]
Entity Registrant Name	APPSOFT TECHNOLOGIES, INC.
Entity Central Index Key	0001651992
Document Type	8-K/A
Amendment Flag	true
Entity Emerging Growth Company	false
Document Period End Date	Apr. 16, 2023
Entity Incorporation State Country Code	NV
Entity File Number	333-206764
Entity Tax Identification Number	47-3427919
Entity Address Address Line 1	1225 Franklin Avenue
Entity Address Address Line 2	Suite 325
Entity Address City Or Town	Garden City
Entity Address State Or Province	NY
Entity Address Postal Zip Code	11530
City Area Code	516
Local Phone Number	224-7717
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Amendment Description	This Current Report on Form 8-K/A (this “Amendment No. 1”) amends the Current Report on Form 8-K filed by AppSoft Technologies, Inc. (the “Company”) with the Securities and Exchange Commission (the “SEC”) on April 17, 2023 (the “Original Form 8-K”) to provide the letter addressed to the Securities and Exchange Commission from Michael Gillespie & Associates, PLLC (“MGA”), the Company’s former independent registered public accounting firm, stating that it agrees with the statements made by the Company in the Original Filing. A copy of the MGA letter, dated May 12, 2023 is attached as Exhibit 16.1 to this Current Report on Form 8-K.